UNSECURED DEBT AND RELATED DERIVATIVES - 2026 term loan (Details) - CAD ($) $ in Thousands		12 Months Ended
	Dec. 12, 2018	Dec. 31, 2022	Dec. 31, 2021
Unsecured debentures and term loans, net
Proceeds from term loan		$ 527,441	$ 0
Principal issued and outstanding		2,991,651	2,434,136
2026 Term Loan
Unsecured debentures and term loans, net
Proceeds from term loan	$ 300,000
Principal issued and outstanding	300,000	$ 300,000	$ 300,000
Deferred financing costs	$ 1,500